Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
August 31, 2025
NJT-NPRT3-1025
1.805777.121
Municipal Securities - 99.3%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.8%
Transportation - 0.8%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,164,258
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	531,385
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	842,194
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	627,370
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	441,281
		4,606,488
TOTAL DELAWARE,NEW JERSEY		4,606,488
Guam - 1.1%
Special Tax - 0.7%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	1,440,000	1,541,475
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2039	1,000,000	1,049,724
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2040	1,200,000	1,250,391
		3,841,590
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2036	585,000	627,891
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2037	820,000	865,923
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2038	1,010,000	1,052,311
		2,546,125
TOTAL GUAM		6,387,715
New Jersey - 77.3%
Education - 14.5%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,684,862
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	3,000,000	3,014,485
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (b)	2,500,000	2,557,190
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (b)	1,400,000	1,407,899
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	255,000	260,330
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (b)	2,355,000	2,452,732
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,095,625
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	735,058
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (b)	325,000	331,793
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (b)	325,000	337,799
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (b)	400,000	419,608
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (b)	1,050,000	1,112,933
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (b)	1,325,000	1,377,182
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (b)	1,450,000	1,521,078
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (b)	1,415,000	1,499,810
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2025 (b)	575,000	577,977
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (b)	1,275,000	1,301,650
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (b)	1,850,000	1,859,579
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (b)	7,000,000	7,146,315
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (b)	1,900,000	1,993,136
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (b)	1,900,000	2,013,879
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (b)	1,875,000	2,006,907
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (b)	1,270,000	1,361,982
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	400,000	438,827
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2038 (Assured Guaranty Inc Insured)	350,000	379,108
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	550,000	589,860
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	235,000	250,238
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	325,000	341,751
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	250,000	260,060
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,547,483
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,543,173
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,004,238
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,479,893
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	451,864
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	720,985
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	572,675
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	600,598
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,146,297
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,138,619
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,014,953
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,065,380
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	1,035,000	1,054,333
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	3,500,000	3,484,731
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2026	945,000	960,671
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	897,586
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,920,783
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,014,260
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	605,962
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	3,335,000	3,381,504
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	402,606
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	399,578
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	180,146
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	1,500,000	1,564,282
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,552,458
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,200,000	1,225,496
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,445,000	1,513,473
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	1,400,000	1,428,961
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,619,092
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	515,000	521,889
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.25% 7/1/2043	670,000	671,851
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.375% 7/1/2053	1,000,000	988,836
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.5% 7/1/2058	635,000	634,545
		86,638,854
Electric Utilities - 0.8%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	5,000,000	5,005,190
General Obligations - 38.7%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Inc Insured)	1,160,000	1,059,982
Berkely Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,184,231
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,557,111
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	277,005
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	533,646
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	904,455
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,443,544
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,136,457
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	821,383
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	892,867
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	478,482
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,641,006
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	887,128
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,280,105
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,189,026
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,378,319
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,040,412
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	378,418
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,635,619
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,041,378
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,255,000	1,085,952
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,071,683
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	836,967
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,247,179
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	1,927,267
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,717,223
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,243,738
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,212,344
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,672,848
New Jersey St 2% 6/1/2027	2,000,000	1,975,940
New Jersey St Gen. Oblig. 2% 6/1/2026	6,300,000	6,262,204
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	2,994,013
New Jersey St Gen. Oblig. 2.25% 6/1/2034	540,000	466,508
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,197,246
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (d)	10,000,000	9,662,807
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	3,000,000	2,818,180
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	14,795,000	12,546,382
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	8,905,000	7,229,739
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (d)	355,000	275,537
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (d)	1,135,000	838,831
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (d)	4,930,000	3,673,331
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	10,775,000	7,559,699
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	5,800,000	4,106,510
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (d)	25,000,000	15,662,236
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	13,900,000	7,693,065
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	250,000	138,364
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,179,652
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	3,657,677
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	3,037,521
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	10,789,465
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	15,281,376
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	10,000,000	10,198,194
New Jersey Trans Trust Fund Auth Series 2009A, 0% 12/15/2032 (d)	1,925,000	1,504,849
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	988,270
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	780,000	780,146
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	750,000	672,921
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	6,765,617
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	782,676
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	727,283
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	320,397
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	326,514
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	331,238
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	417,717
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	442,447
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	547,510
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2026	1,745,000	1,778,345
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2027	2,200,000	2,291,119
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2028	1,600,000	1,700,111
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2029	1,100,000	1,189,206
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	408,395
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2033	1,170,000	1,022,172
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	585,031
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,515,497
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	947,457
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,234,677
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	775,367
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,120,374
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	835,432
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,014,189
River Vale Township School District 2% 6/15/2030	1,020,000	955,996
Rumson Boro School District 2% 7/15/2034	680,000	569,705
Rumson Boro School District 2% 7/15/2035	865,000	702,169
Rumson Boro School District 2% 7/15/2036	1,185,000	930,483
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	1,001,883
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,630,792
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,588,555
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (b)	955,000	996,568
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (b)	1,950,000	2,024,124
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (b)	750,000	771,635
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (b)	2,000,000	2,037,336
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	867,439
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,422,878
West Windsor Plains NJ Reg Sch 2.25% 8/1/2034	3,635,000	3,138,497
		232,683,269
Health Care - 6.7%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	1,250,000	953,979
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (e)(f)	983,042	677,060
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	411,775
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,238,231
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	761,503
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	702,266
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,537,095
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,343,727
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,300,000	1,110,498
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,082,986
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	768,480
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,071,556
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	497,600
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	344,448
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2026	800,000	809,051
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	101,906
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	10,405,000	7,335,776
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	1,015,011
New Jersey Health Care (Virtua Health Proj.) 2.85% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	11,000,000	11,000,000
		40,762,948
Housing - 4.8%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	839,757
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	512,696
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	317,302
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	537,209
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	2,950,000	3,064,521
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	3,000,000	3,396,999
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (b)	1,875,000	1,959,083
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (b)	1,950,000	2,049,910
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (b)	2,045,000	2,149,545
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (b)	1,885,000	1,976,828
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (b)	2,000,000	2,103,874
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 11/1/2027	625,000	624,979
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 5/1/2027	580,000	579,848
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 11/1/2028	790,000	790,240
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 5/1/2028	765,000	765,077
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.9% 11/1/2027	3,750,000	3,749,878
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.95% 5/1/2028	3,150,000	3,150,319
		28,568,065
Special Tax - 2.0%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Inc Insured)	3,000,000	2,623,783
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Inc Insured)	750,000	786,995
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Inc Insured)	1,000,000	1,070,646
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Inc Insured)	300,000	314,798
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Inc Insured)	350,000	374,726
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Inc Insured)	750,000	806,797
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Inc Insured)	900,000	914,869
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,317,318
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,659,541
		11,869,473
Tobacco Bonds - 1.4%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,034,001
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,103,830
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,250,000	5,045,666
		8,183,497
Transportation - 7.9%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (b)	1,500,000	1,502,049
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	763,336
New Jersey Turnpike Authority Series 2024 B, 5.25% 1/1/2049	5,000,000	5,181,654
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,231,389
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,533,274
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	5,000,000	5,199,790
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (b)	1,955,000	1,969,310
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Inc Insured)	200,000	215,133
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,630,448
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Inc Insured)	1,230,000	1,326,277
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	750,000	801,815
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	7,000,000	7,004,787
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,027,713
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038	2,000,000	1,922,079
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039	2,000,000	1,891,096
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036	1,000,000	1,087,715
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037	750,000	806,741
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038	1,000,000	1,062,435
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039	1,000,000	1,053,708
		47,210,749
Water & Sewer - 0.5%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (b)	1,000,000	791,427
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 5% 8/1/2059 (b)	1,000,000	993,118
Rahway Vy NJ Sew Auth Swr Rev 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (d)	1,375,000	932,469
		2,717,014
TOTAL NEW JERSEY		463,639,059
New Jersey,New York - 15.8%
Transportation - 15.8%
Port Auth NY & NJ 4% 7/15/2037 (b)	1,000,000	972,895
Port Auth NY & NJ 4% 7/15/2045 (b)	1,500,000	1,279,833
Port Auth NY & NJ 4% 7/15/2050 (b)	1,215,000	1,010,199
Port Auth NY & NJ 5% 1/15/2047 (b)	6,000,000	5,977,070
Port Auth NY & NJ 5% 10/15/2033 (b)	9,195,000	10,099,138
Port Auth NY & NJ 5% 7/15/2035 (b)	2,500,000	2,601,378
Port Auth NY & NJ 5% 9/15/2028 (b)	4,000,000	4,208,211
Port Auth NY & NJ 5% 9/15/2029 (b)	1,750,000	1,837,724
Port Auth NY & NJ 5% 9/15/2034 (b)	5,000,000	5,157,467
Port Auth NY & NJ Series 197, 5% 11/15/2032 (b)	5,000,000	5,091,564
Port Auth NY & NJ Series 223, 4% 7/15/2034 (b)	2,000,000	2,032,555
Port Auth NY & NJ Series 223, 4% 7/15/2035 (b)	2,250,000	2,264,861
Port Auth NY & NJ Series 223, 4% 7/15/2036 (b)	1,350,000	1,344,747
Port Auth NY & NJ Series 223, 4% 7/15/2037 (b)	2,750,000	2,675,460
Port Auth NY & NJ Series 223, 4% 7/15/2038 (b)	6,000,000	5,696,391
Port Auth NY & NJ Series 223, 4% 7/15/2039 (b)	4,000,000	3,732,382
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	3,500,000	3,466,950
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	2,685,000	2,329,606
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	3,525,000	3,786,710
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	3,430,000	3,634,130
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	1,765,000	1,852,258
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,235,000	3,356,696
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,685,000	1,735,457
Port Auth NY & NJ Series 246, 5% 9/1/2033 (b)	7,975,000	8,758,941
Port Auth NY & NJ Series 246, 5% 9/1/2041 (b)	1,400,000	1,425,905
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	1,420,000	1,403,962
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2030 (b)	250,000	265,953
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2036 (b)	6,785,000	6,966,287
		94,964,730
TOTAL NEW JERSEY,NEW YORK		94,964,730
New Jersey,Pennsylvania - 2.7%
Transportation - 2.7%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,244,215
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	3,170,000	3,469,781
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2039	5,250,000	5,683,135
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2040	4,750,000	5,103,483
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	706,164
		16,206,778
TOTAL NEW JERSEY,PENNSYLVANIA		16,206,778
Puerto Rico - 1.2%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	1,552,650	1,085,434
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	175,000	180,947
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	580,578
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,425,706
		3,272,665
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	165,421
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	919,597
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	132,231
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	114,529
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	495,966
		1,827,744
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	1,465,000	1,176,531
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	645,000	661,788
TOTAL PUERTO RICO		6,938,728
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,055,000	1,165,742
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,645,000	1,763,892
		2,929,634
TOTAL VIRGIN ISLANDS		2,929,634
TOTAL MUNICIPAL SECURITIES (Cost $602,019,867)		595,673,132

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $499,785)	3.21	499,685	499,785

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $602,519,652)	596,172,917
NET OTHER ASSETS (LIABILITIES) - 0.7%	3,974,936
NET ASSETS - 100.0%	600,147,853

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,292,827 or 0.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,082,663	120,025,287	139,608,165	532,247	-	-	499,785	499,685	0.0%
Total	20,082,663	120,025,287	139,608,165	532,247	-	-	499,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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